Performance Management - BNY Mellon Large Cap Securities Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of relevant market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of relevant market performance.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 23.68 Worst Quarter 2022, Q2: (18.91)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - BNY Mellon Large Cap Securities Fund, Inc.		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%	14.81%
BNY Mellon Large Cap Securities Fund, Inc. | Average Annual Return, Label [Optional Text]	returns before taxes
BNY Mellon Large Cap Securities Fund, Inc. | Average Annual Return, Percent		16.69%	15.27%	15.33%
BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions | Average Annual Return, Percent		13.24%	12.98%	13.13%
BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
BNY Mellon Large Cap Securities Fund, Inc. | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.03%	11.81%	12.15%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Large Cap Securities Fund, Inc.
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022